Business combinations - Summary of Fair Values of the Identifiable Assets and Liabilities (Details) - EUR (€) € in Thousands	Apr. 29, 2022	Apr. 28, 2022	Apr. 06, 2022	Jun. 09, 2021	May 06, 2021	Mar. 02, 2021
Fresh Eight Limited
Business combinations
Customer base						€ 4,863
Technology						3,402
Property and equipment						69
Trade receivables						377
Contract assets and other assets						176
Cash						152
Current liabilities						(327)
Deferred tax liability, net						(1,570)
Net assets acquired						7,142
Goodwill						13,168
Consideration transferred						€ 20,310
Atrium Sports Inc
Business combinations
Customer base					€ 16,477
Technology					56,540
Brand					1,679
Property and equipment					3,537
Trade receivables					1,974
Contract assets and other assets					3,899
Cash					1,087
Current liabilities					(10,567)
Non-current liabilities					(1,253)
Deferred tax liability, net					(15,605)
Net assets acquired					57,768
Goodwill					134,451
Consideration transferred					€ 192,219
Interact Sport Pty Ltd
Business combinations
Customer base				€ 793
Technology				966
Brand				73
Trade receivables				222
Contract assets and other assets				359
Cash				107
Current liabilities				(435)
Deferred tax liability, net				(550)
Net assets acquired				1,535
Goodwill				3,606
Consideration transferred				€ 5,141
Vaix Limited
Business combinations
Customer base			€ 1,630
Technology			6,785
Brand			1,006
Other tangible assets			539
Cash			689
Liabilities			(1,791)
Deferred tax liability, net			(1,298)
Net assets acquired			7,560
Goodwill			32,766
Consideration transferred			€ 40,326
Ortec Sports B.V.
Business combinations
Customer base		€ 582
Technology		1,978
Brand		383
Other tangible assets		696
Liabilities		(255)
Deferred tax liability, net		(746)
Net assets acquired		2,638
Goodwill		3,079
Consideration transferred		€ 5,717
NSoft Group
Business combinations
Customer base	€ 4,509
Technology	8,706
Brand	2,513
Other tangible assets	5,155
Property and equipment	2,624
Cash	1,868
Other liabilities	(3,523)
Deferred tax liability, net	(1,096)
Net assets acquired	20,756
Goodwill	13,471
Non-controlling interest (30%)	(6,227)
Consideration transferred	€ 28,000